TRADE AND OTHER PAYABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER PAYABLES
Trade, current	$ 718	$ 917
Lease liabilities, current	178	176
Trade and other payables	896	1,093
Lease liabilities, noncurrent	358	548
Total, noncurrent	$ 358	$ 548